Employee Benefit Plan, Schedule, Delinquent Participant Contribution (Details) - EBP0757636	12 Months Ended
Sep. 30, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Schedule of Delinquent Participant Contribution, Not Corrected	$ 0
EBP, Schedule of Delinquent Participant Contribution, Corrected Outside VFCP	9,651
EBP, Schedule of Delinquent Participant Contribution, Pending Correction in VFCP	$ 0